Average Annual Total Returns (Vanguard Small-Cap Value Index Fund ETF)	Vanguard Small-Cap Value Index Fund Vanguard Small-Cap Value Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Small-Cap Value Index Fund Vanguard Small-Cap Value Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Small-Cap Value Index Fund Vanguard Small-Cap Value Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Based on Market Value Vanguard Small-Cap Value Index Fund Vanguard Small-Cap Value Index Fund - ETF Shares 1/1/2014 - 12/31/2014	CRSP US Small Cap Value Index Vanguard Small-Cap Value Index Fund Vanguard Small-Cap Value Index Fund - ETF Shares 1/1/2014 - 12/31/2014	MSCI US Small Cap Value Index Vanguard Small-Cap Value Index Fund Vanguard Small-Cap Value Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Spliced Small Cap Value Index Vanguard Small-Cap Value Index Fund Vanguard Small-Cap Value Index Fund - ETF Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.55%	9.99%	6.24%	10.54%	10.63%	7.44%	10.63%
Five Years	16.55%	15.98%	13.28%	16.56%	none	15.40%	16.59%
Ten Years	8.46%	7.94%	6.76%	8.48%	none	7.90%	8.45%